OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
AOCI attributable to the shareowners of The Coca-Cola Company
Accumulated other comprehensive income (loss)	$ (10,174)	$ (5,777)
CONSOLIDATED NET INCOME	7,366	7,124	$ 8,626
Total comprehensive income	2,951	4,774	8,576
Foreign currency translation adjustments:
Translation adjustment arising during the year	(4,626)	(2,560)	(1,046)
Reclassification adjustments recognized in net income	63		(194)
Unrealized gains (losses) on net investment hedges arising during the year	637
Derivatives:
Reclassification adjustments recognized in net income	(638)
Available-for-sale securities:
Reclassification adjustments recognized in net income	(61)
Pension and other benefit liabilities:
Reclassification adjustments recognized in net income	337
Foreign currency translation adjustments:
Translation adjustment arising during the year	243	183	56
Reclassification adjustments recognized in the period	(14)		0
Unrealized gains (losses) on net investment hedges arising during the year	(244)
Derivatives:
Reclassification adjustments recognized in net income	241
Availiable-for-sale securities:
Reclassification adjustments recognized in net income	22
Pension and other benefits liabilities:
Reclassification adjustments recognized in net income	(125)
Foreign currency translation adjustments:
Translation adjustment arising during the year	(4,383)	(2,377)	(990)
Reclassification adjustments recognized in net income	49		(194)
Unrealized gains (losses) on net investment hedges arising during the year	393
Net foreign currency translation adjustment	(3,959)	(2,382)	(1,187)
Derivatives:
Reclassification adjustments recognized in net income	(397)
Net gain (loss) on derivatives	142	357	151
Available-for-sale securities:
Reclassification adjustments recognized in net income	(39)
Net change in unrealized gain (loss) on available-for-sale securities	(684)	714	(80)
Pension and other benefits liabilities:
Reclassification adjustments recognized in net income	212
Net change in pension and other benefit liabilities	86	(1,039)	1,066
Amortization of prior service cost (credit)	(21)
TOTAL EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY
AOCI attributable to the shareowners of The Coca-Cola Company
Foreign currency translation adjustment	(9,167)	(5,226)
Accumulated derivative net gains (losses)	696	554
Unrealized net gains (losses) on available-for-sale securities	288	972
Adjustments to pension and other benefit liabilities	(1,991)	(2,077)
Accumulated other comprehensive income (loss)	(10,174)	(5,777)
CONSOLIDATED NET INCOME	7,351
Total comprehensive income	2,954
Foreign currency translation adjustments:
Net foreign currency translation adjustment	(3,926)	(2,560)	(1,240)
Derivatives:
Unrealized gains (losses) arising during the year	853	620	425
Reclassification adjustments recognized in net income	(638)	(50)	(167)
Net gain (loss) on derivatives	215	570	258
Available-for-sale securities:
Unrealized gains (losses) arising during the year	(973)	1,139	(134)
Reclassification adjustments recognized in net income	(61)	(17)	12
Net change in unrealized gain (loss) in available-for-sale securities	(1,034)	1,122	(122)
Pension and other benefit liabilities:
Net pension and other benefits arising during the year	(169)	(1,666)	1,490
Reclassification adjustments recognized in net income	337	60	198
Net change in pension and other benefits liabilities	168	(1,606)	1,688
Other comprehensive income (loss) attributable to The Coca-Cola Company	(4,577)	(2,474)	584
Foreign currency translation adjustments:
Net foreign currency translation adjustment	(15)	183	56
Derivatives:
Unrealized gains (losses) arising during the year	(314)	(231)	(173)
Reclassification adjustments recognized in net income	241	18	66
Net gain (loss) on derivatives	(73)	(213)	(107)
Availiable-for-sale securities:
Unrealized gains (losses) arising during the year	328	(412)	42
Reclassification adjustments recognized in net income	22	4	0
Net change in unrealized gain (loss) on availiable-for-sale securities	350	(408)	42
Pension and other benefits liabilities:
Net pension and other benefits arising during the year	43	588	(550)
Reclassification adjustments recognized in net income	(125)	(21)	(72)
Net change in pension and other benefit liabilities	(82)	567	(622)
Other comprehensive income (loss) attributable to The Coca-Cola Company	180	129	(631)
Foreign currency translation adjustments:
Net foreign currency translation adjustment	(3,941)	(2,377)	(1,184)
Derivatives:
Unrealized gains (losses) arising during the year	539	389	252
Reclassification adjustments recognized in net income	(397)	(32)	(101)
Net gain (loss) on derivatives	142	357	151
Available-for-sale securities:
Unrealized gains (losses) arising during the year	(645)	727	(92)
Reclassification adjustments recognized in net income	(39)	(13)	12
Net change in unrealized gain (loss) on available-for-sale securities	(684)	714	(80)
Pension and other benefits liabilities:
Net pension and other benefits arising during the year	(126)	(1,078)	940
Reclassification adjustments recognized in net income	212	39	126
Net change in pension and other benefit liabilities	86	(1,039)	1,066
Other comprehensive income (loss) attributable to The Coca-Cola Company	(4,397)	$ (2,345)	$ (47)
Noncontrolling Interest [Member]
AOCI attributable to the shareowners of The Coca-Cola Company
CONSOLIDATED NET INCOME	15
Total comprehensive income	(3)
Foreign currency translation adjustments:
Net foreign currency translation adjustment	(18)
Derivatives:
Net gain (loss) on derivatives	0
Available-for-sale securities:
Net change in unrealized gain (loss) on available-for-sale securities	0
Pension and other benefits liabilities:
Net change in pension and other benefit liabilities	0
Recognized net actuarial loss (gain)
Pension and other benefit liabilities:
Reclassification adjustments recognized in net income	358
Net operating revenues | Foreign currency contracts
Derivatives:
Reclassification adjustments recognized in net income	(630)
Cost of goods sold | Foreign currency and commodities contracts [Member]
Derivatives:
Reclassification adjustments recognized in net income	(59)
Other income (loss) - net | Divestitures, deconsolidations and other [Member]
Foreign currency translation adjustments:
Reclassification adjustments recognized in net income	63
Other income (loss) - net | Foreign currency contracts
Derivatives:
Reclassification adjustments recognized in net income	40
Other income (loss) - net | Foreign currency and interest rate contracts [Member]
Derivatives:
Reclassification adjustments recognized in net income	11
Other income (loss) - net | Available-for-Sale Securities
Available-for-sale securities:
Reclassification adjustments recognized in net income	$ (61)